Financial Liabilities at FVTPL	6 Months Ended
Jun. 30, 2026
Financial Liabilities at FVTPL [Abstract]
FINANCIAL LIABILITIES AT FVTPL
18.	FINANCIAL LIABILITIES AT FVTPL

The Group’s financial liabilities at FVTPL consist of warrants issued by the Company and TGE SPAC.

During the six months ended June 30, 2026, there were no changes to the terms or the number of outstanding warrants. As of June 30, 2026, the outstanding warrants comprised:

●	16,220,000 warrants issued by the Company (exercisable at US$11.50 per share).

●	9,264,706 warrants issued by TGE SPAC (exercisable at US$11.50 per share), which excludes 5,300,000 warrants held by a wholly-owned subsidiary that are eliminated upon consolidation.

As of June 30, 2026, the total fair value of the warrant liabilities was US$5,076,000 (December 31, 2025: US$5,095,000).